Retirement Benefit Plans - Fair Value of Foreign Pension Plan Assets (Detail) - Foreign [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 827.1	$ 718.4	$ 751.7
Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	212.1	179.9
Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	394.0	355.5
Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	221.0	183.0
Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	39.6	29.3
Cash and Cash Equivalents [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	39.6	29.3
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	188.5	165.7
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	172.5	150.6
Equity Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	16.0	15.1
Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	193.4	177.6
Fixed Income Securities [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	193.4	177.6
Other Types of Investments [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	184.6	162.8
Other Types of Investments [Member] | Fair Value Measurements at Reporting Date Using: Significant Other Observable Inputs (Level 2) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	184.6	162.8
Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	221.0	183.0
Real Estate [Member] | Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value	$ 221.0	$ 183.0